Equity method investment, net - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 84,566	¥ 1,458	¥ 579,492
Aggregated carrying amount (before impairment loss) of the limited partnerships	444,451	468,598
Maximum amount of additional capital commitment	301,444	327,584
Maximum exposures to the losses of the limited partnerships	745,895	796,182
Capital Investments	84,566	1,458	579,492
Return of capital	¥ (50,088)	¥ (111,449)	(358,558)
Gefei Chengyun
Equity Method Investments
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Return of capital		¥ (1,513)
Jiushen
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 22,000		17,000
Equity Method Investment, Ownership Percentage	12.00%	10.00%
Capital Investments	¥ 22,000		17,000
Return of capital	¥ (3,455)	¥ (9,397)	(2,200)
Jiuchang
Equity Method Investments
Return of capital			(2,620)
Shiguan
Equity Method Investments
Equity Method Investment, Ownership Percentage	27.60%	27.60%
Return of capital			(20,000)
Jiuchuan
Equity Method Investments
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Return of capital	¥ (2,800)	¥ (4,290)	(5,569)
Decheng
Equity Method Investments
Equity Method Investment, Ownership Percentage	2.00%	2.00%
Return of capital		¥ (463)
Tianye
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			18,455
Equity Method Investment, Ownership Percentage	26.00%	26.00%
Capital Investments			18,455
Return of capital	¥ (1,666)	¥ (3,003)	(12,049)
Qianli
Equity Method Investments
Equity Method Investment, Ownership Percentage	16.00%	16.00%
Return of capital			(2,094)
Jiuyi
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			127,985
Equity Method Investment, Ownership Percentage		20.00%
Capital Investments			127,985
Return of capital		¥ (26,312)	(169,152)
Jiuyu
Equity Method Investments
Return of capital			(19,924)
Jiuzhen
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			2,250
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Capital Investments			2,250
Return of capital	¥ (1,826)
Yunde
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 4,690		55,935
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Capital Investments	¥ 4,690		55,935
Return of capital	¥ (6,862)	¥ (4,800)	(64,993)
Deyan
Equity Method Investments
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Return of capital	¥ (1,300)	¥ (3,500)	(3,968)
Detong
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			31,000
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Capital Investments			31,000
Return of capital	¥ (48)		(16,184)
Derong
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 20,000		55,555
Equity Method Investment, Ownership Percentage	37.00%	37.00%
Capital Investments	¥ 20,000		55,555
Return of capital			(555)
Jiushi
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 500		185,000
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Capital Investments	¥ 500		185,000
Return of capital	¥ (31,371)	¥ (38,220)	(29,250)
Qixing
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			8,752
Equity Method Investment, Ownership Percentage	15.70%	15.70%
Capital Investments			8,752
Return of capital		¥ (8,750)
Ruokun
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			5,000
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Capital Investments			5,000
Return of capital		¥ (5,000)
Deyu
Equity Method Investments
Aggregated capital contribution made to the limited partnerships		¥ 1,000	70,360
Equity Method Investment, Ownership Percentage		40.00%
Capital Investments		¥ 1,000	70,360
Return of capital		¥ (4,000)	(10,000)
Honggeng
Equity Method Investments
Aggregated capital contribution made to the limited partnerships			2,200
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Capital Investments			¥ 2,200
Return of capital		¥ (2,201)
Jiaxinda
Equity Method Investments
Aggregated capital contribution made to the limited partnerships		¥ 458
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Capital Investments		¥ 458
Return of capital	¥ (458)
Fangjin
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 490
Equity Method Investment, Ownership Percentage	49.00%
Capital Investments	¥ 490
Muju
Equity Method Investments
Aggregated capital contribution made to the limited partnerships	¥ 36,886
Equity Method Investment, Ownership Percentage	30.00%
Capital Investments	¥ 36,886
Return of capital	¥ (302)